Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

23.  Commitments and contingencies

Aircraft related commitments and financing arrangements

Committed expenditures for aircraft purchase and related flight equipment related to the Airbus purchase agreement, including estimated amounts for contractual prices escalations and pre-delivery payments, will be as follows:

			Commitment
	Commitment		expenditures
	expenditures in U.S.		equivalent in
	dollars		Mexican pesos(1)
2020	US$	141,218	Ps.	2,661,281
2021		164,856		3,106,744
2022		606,842		11,436,059
2023		793,967		14,962,467
2024 and thereafter		2,688,321		50,661,947
	US$	4,395,204	Ps.	82,828,498
(1)	Using the exchange rate as of December 31, 2019 of Ps.18.8452.

All aircraft acquired by the Company through the Airbus purchase agreement through December 31, 2019 have been executed through sale and leaseback transactions.

In addition, we have commitments to execute sale and leaseback over the next three years. The estimated proceeds from these commitments are as follows:

	Aircraft sale prices estimated
	in U.S. dollars		in Mexican pesos
2020	US$	396,470	Ps.	7,471,556
2021		691,940		13,039,748
2022		102,400		1,929,748
	US$	1,190,810	Ps.	22,441,052

The future lease payments for these non-cancellable sale and leaseback contracts are as follows:

	Aircraft leases
	in U.S. dollars		in Mexican pesos
2020	US$	20,847	Ps.	392,866
2021		57,190		1,077,757
2022		86,025		1,621,158
2023		88,259		1,663,259
2024 and thereafter		806,786		15,204,044
	US$	1,059,107	Ps.	19,959,084

Litigation

The Company is a party to legal proceedings and claims that arise during the ordinary course of business. The Company believes the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations, or cash flows.